SEGMENTED INFORMATION - Statement of Earnings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenues	$ 1,633.0	$ 987.1
Cost of sales		647.0
Depreciation expense	273.8	216.0
General and administrative	48.9	50.8
Exploration	21.7	26.3
Impairment	(455.5)	0.0
Other	9.2	(47.3)
Earnings (loss) from operations	944.0	(0.3)
Net capital expenditures		934.2
9.7% of Côté Gold pre-Commercial Production gold received by SMM	18.4	0.0
9.7% of Côté Gold expenses funded by SMM	6.6	0.0
Other income (expenses)	$ 9.2	(47.3)
Côté Gold
Disclosure of operating segments [line items]
Proportion of voting rights held in joint venture	70.00%
Discontinued operations
Disclosure of operating segments [line items]
Revenues		47.2
Cost of sales		23.8
Depreciation expense		0.0
General and administrative		0.0
Exploration		0.1
Impairment		0.0
Other		(1.3)
Earnings (loss) from operations		22.0
Net capital expenditures		10.8
Other income (expenses)		(1.3)
Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Revenues	$ 1,633.0	1,034.3
Cost of sales	809.3	670.8
Depreciation expense	273.8	216.0
General and administrative	48.9	50.8
Exploration	21.7	26.4
Impairment	(455.5)	0.0
Other	9.2	(48.6)
Earnings (loss) from operations	944.0	21.7
Net capital expenditures	522.0	945.0
Other income (expenses)	9.2	(48.6)
Gold mines
Disclosure of operating segments [line items]
Revenues	1,690.5	986.2
Cost of sales	809.3	647.0
Depreciation expense	272.7	214.9
General and administrative	0.0	0.4
Exploration	6.5	4.2
Impairment	(455.5)	0.0
Other	11.4	(43.0)
Earnings (loss) from operations	1,068.9	76.7
Net capital expenditures	$ 520.4	933.8
Revenue and expenses, percentage	9.70%
Other income (expenses)	$ 11.4	(43.0)
Gold mines | Côté Gold
Disclosure of operating segments [line items]
Revenues	284.3	0.0
Cost of sales	115.0	0.0
Depreciation expense	56.7	0.0
General and administrative	0.0	0.4
Exploration	6.5	4.2
Impairment	0.0	0.0
Other	(0.5)	(1.0)
Earnings (loss) from operations	105.6	(5.6)
Net capital expenditures	$ 268.8	731.6
Capital expenditures, percentage	70.00%
Revenue and expenses, percentage	60.30%
Other income (expenses)	$ (0.5)	(1.0)
Gold mines | Essakane
Disclosure of operating segments [line items]
Revenues	1,083.2	809.6
Cost of sales	536.8	502.4
Depreciation expense	162.3	183.6
General and administrative	0.0	0.0
Exploration	0.0	0.0
Impairment	0.0	0.0
Other	0.3	(31.6)
Earnings (loss) from operations	384.4	92.0
Net capital expenditures	185.5	136.6
Other income (expenses)	0.3	(31.6)
Gold mines | Westwood complex
Disclosure of operating segments [line items]
Revenues	323.0	176.6
Cost of sales	157.5	144.6
Depreciation expense	53.7	31.3
General and administrative	0.0	0.0
Exploration	0.0	0.0
Impairment	(455.5)	0.0
Other	11.6	(10.4)
Earnings (loss) from operations	578.9	(9.7)
Net capital expenditures	66.1	65.6
Other income (expenses)	11.6	(10.4)
Exploration and evaluation and development
Disclosure of operating segments [line items]
Revenues	0.0	0.0
Cost of sales	0.0	0.0
Depreciation expense	0.0	0.0
General and administrative	0.0	0.0
Exploration	15.2	22.1
Impairment	0.0	0.0
Other	(0.7)	(0.2)
Earnings (loss) from operations	(15.9)	(22.3)
Net capital expenditures	0.0	0.0
Other income (expenses)	(0.7)	(0.2)
Corporate
Disclosure of operating segments [line items]
Revenues	(57.5)	0.9
Cost of sales	0.0	0.0
Depreciation expense	1.1	1.1
General and administrative	48.9	50.4
Exploration	0.0	0.0
Impairment	0.0	0.0
Other	(1.5)	(4.1)
Earnings (loss) from operations	(109.0)	(54.7)
Net capital expenditures	1.6	0.4
Other income (expenses)	$ (1.5)	$ (4.1)